Derivatives - Statement of income location (Details 4) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Designated as Hedging Instrument | Cash Flow Hedge | Foreign exchange forward contracts
Derivatives
Gains (losses) recognized in accumulated other comprehensive income	¥ 294	¥ (1,075)	¥ (229)
Designated as Hedging Instrument | Cash Flow Hedge | Foreign exchange forward contracts | Cost of sales
Derivatives
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(1,031)	47	241
Designated as Hedging Instrument | Cash Flow Hedge | Interest rate swap agreement
Derivatives
Gains (losses) recognized in accumulated other comprehensive income	3	8	(5)
Designated as Hedging Instrument | Cash Flow Hedge | Interest rate swap agreement | Interest expense
Derivatives
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(3)	(3)	(7)
Designated as Hedging Instrument | Cash Flow Hedge | Commodity futures
Derivatives
Gains (losses) recognized in accumulated other comprehensive income	29	19	(32)
Designated as Hedging Instrument | Cash Flow Hedge | Commodity futures | Cost of sales
Derivatives
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(502)	(61)	(212)
Not Designated as Hedging Instrument | Foreign exchange forward contracts | Foreign exchange gain (loss), net
Derivatives
Gains (losses) recognized in income	268	(336)	23
Not Designated as Hedging Instrument | Currency option contracts | Foreign exchange gain (loss), net
Derivatives
Gains (losses) recognized in income		¥ (7)	¥ 18
Not Designated as Hedging Instrument | Currency swap contracts | Other, net
Derivatives
Gains (losses) recognized in income	(62)
Not Designated as Hedging Instrument | Currency swap contracts | Interest income
Derivatives
Gains (losses) recognized in income	¥ 9